Consolidated Statements of Shareholder's Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total
Beginning balance at Dec. 31, 2015	$ 2	$ 68,498	$ (458)	$ (3,022)	$ 65,020
Beginning balance (in shares) at Dec. 31, 2015	17,000,000
Changes in Stockholders' Equity
Change in net unrealized loss (gain) on investments			1,475		1,475
Net income (loss)				6,614	6,614
Ending balance at Dec. 31, 2016	$ 2	68,498	1,017	3,592	73,109
Ending balance (in shares) at Dec. 31, 2016	17,000,000
Changes in Stockholders' Equity
Impact of equity accounting guidance adoption			454	(454)
Change in net unrealized loss (gain) on investments			1,522		1,522
Net income (loss)				3,783	3,783
Ending balance at Dec. 31, 2017	$ 2	68,498	2,993	6,921	$ 78,414
Ending balance (in shares) at Dec. 31, 2017	17,000,000				17,000,000
Changes in Stockholders' Equity
Impact of equity accounting guidance adoption			(3,215)	3,215
Change in net unrealized loss (gain) on investments			(1,299)		$ (1,299)
Net income (loss)				14,092	14,092
Ending balance at Sep. 30, 2018	$ 2	68,498	(1,521)	24,228	91,207
Ending balance (in shares) at Sep. 30, 2018	17,000,000
Beginning balance at Dec. 31, 2017	$ 2	68,498	2,993	6,921	$ 78,414
Beginning balance (in shares) at Dec. 31, 2017	17,000,000				17,000,000
Changes in Stockholders' Equity
Impact of equity accounting guidance adoption			(3,215)	3,215
Change in net unrealized loss (gain) on investments			(341)		$ (341)
Net income (loss)				18,219	18,219
Ending balance at Dec. 31, 2018	$ 2	68,498	(563)	28,355	$ 96,292
Ending balance (in shares) at Dec. 31, 2018	17,000,000				17,000,000
Changes in Stockholders' Equity
Change in net unrealized loss (gain) on investments			6,459		$ 6,459
Distribution to stockholder				(5,120)	(5,120)
Stock-based compensation		23,677			23,677
Proceeds from common stock sold in initial public offering, net of offering costs		87,412			87,412
Proceeds from common stock sold in initial public offering, net of offering costs (in shares)	6,468,750
Net income (loss)				(258)	(258)
Ending balance at Sep. 30, 2019	$ 2	$ 179,587	$ 5,896	$ 22,977	$ 208,462
Ending balance (in shares) at Sep. 30, 2019	23,468,750				23,468,750